OTHER EXPENSE	12 Months Ended
Dec. 31, 2011
OTHER EXPENSE
11	OTHER EXPENSE

The Company converted the net US dollar proceeds received from the initial public offering into Renminbi in 2007 and 2008. During the year ended December 31, 2010, the Company was notified by the State Administration of Foreign Exchange (“SAFE”) that, as the purposes for the conversion of the net proceeds as stated at the time of the conversion was not entirely consistent with the subsequent use of such proceeds, the SAFE imposed a monetary penalty of RMB25,540 against the Company. The penalty was paid in July 2010.